SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
SHORT-TERM INVESTMENTS

7.	SHORT-TERM INVESTMENTS

Short-term investments mainly represent company securities and structured deposits. Short-term investments balance as of December 31, 2024 and 2025 is denominated in RMB, amounted to RMB72,500 and RMB82,598, respectively.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)